COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
COMMON STOCK	58.4%
AGRIBUSINESS	5.0%
AGRICULTURAL PRODUCTS	0.4%
Archer-Daniels-Midland Co.		15,790	$991,770
Bunge Global SA		14,104	1,445,942
Darling Ingredients, Inc.(a)		23,338	1,085,450

			3,523,162

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.2%
AGCO Corp.		10,769	1,324,802

FERTILIZERS & AGRICULTURAL CHEMICALS	2.1%
CF Industries Holdings, Inc.		69,602	5,791,582
Corteva, Inc.		77,107	4,446,761
Mosaic Co.		150,600	4,888,476
Nutrien Ltd. (Canada) (USD)		49,564	2,691,821
OCI NV (Netherlands)		21,479	588,353

			18,406,993

PACKAGED FOODS & MEATS	2.3%
Bakkafrost P (Denmark) (NOK)		47,360	3,040,567
BRF SA (Brazil)(a)		618,487	2,012,543
JBS SA (Brazil)		295,323	1,265,990
Maple Leaf Foods, Inc. (Canada)		86,694	1,421,486
Minerva SA (Brazil)		498,912	671,463
Mowi ASA (Norway)		246,925	4,525,006
Nisshin Seifun Group, Inc. (Japan)		62,200	855,466
Pilgrim’s Pride Corp.(a)		41,576	1,426,888
Tyson Foods, Inc., Class A		40,160	2,358,597
WH Group Ltd. (Hong Kong)(b)		4,135,000	2,726,060

			20,304,066

TOTAL AGRIBUSINESS			43,559,023

AIRPORTS	0.7%
Aena SME SA (Spain)(b)		14,426	2,839,559
Athens International Airport SA (Greece)(a)		50,351	461,730
Fraport AG Frankfurt Airport Services Worldwide (Germany)(a)		11,057	582,843
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		48,484	1,532,870
Japan Airport Terminal Co. Ltd. (Japan)		21,800	859,586

			6,276,588

COMMUNICATIONS—TOWER	3.1%
American Tower Corp.		67,480	13,333,373
Cellnex Telecom SA (Spain)(b)		119,921	4,239,676
Crown Castle, Inc.		88,890	9,407,229

			26,980,278

ELECTRIC	4.2%
Consolidated Edison, Inc.		47,744	4,335,633
E.ON SE (Germany)		89,100	1,238,577
Engie SA (France)		101,272	1,694,581
Entergy Corp.		6,809	719,575
Eversource Energy		54,104	3,233,796
Exelon Corp.		48,780	1,832,665
National Grid PLC (United Kingdom)		570,980	7,682,260
NextEra Energy, Inc.		9,988	638,333
NTPC Ltd. (India)		225,920	913,405
PG&E Corp.		336,571	5,640,930
Power Assets Holdings Ltd. (Hong Kong)		141,500	828,003
PPL Corp.		165,433	4,554,370
Public Service Enterprise Group, Inc.		11,745	784,331
Terna - Rete Elettrica Nazionale (Italy)		294,956	2,437,513

			36,533,972

		Shares	Value
ENERGY	6.2%
COAL & CONSUMABLE FUELS	0.3%
Cameco Corp. (Canada)		41,208	$1,785,131
Energy Fuels, Inc.(a)		110,854	697,272

			2,482,403

INTEGRATED OIL & GAS	4.2%
BP PLC		492,122	3,078,950
Chevron Corp.		19,817	3,125,934
Equinor ASA (Norway)		40,486	1,068,041
Exxon Mobil Corp.(c)		60,122	6,988,581
Imperial Oil Ltd. (Canada)		18,772	1,294,798
Petroleo Brasileiro SA, ADR (Brazil)		83,544	1,270,704
Repsol SA (Spain)		162,719	2,710,482
Shell PLC (Netherlands) (GBP)		372,586	12,344,308
TotalEnergies SE (France)		64,393	4,409,285

			36,291,083

OIL & GAS DRILLING	0.0%
Seadrill Ltd. (Norway)(a)		8,709	438,063

OIL & GAS EQUIPMENT & SERVICES	0.2%
Baker Hughes Co.		40,145	1,344,858

OIL & GAS EXPLORATION & PRODUCTION	1.2%
Canadian Natural Resources Ltd. (Canada)		56,278	4,293,090
ConocoPhillips		11,641	1,481,666
Coterra Energy, Inc.		35,899	1,000,864
EQT Corp.		26,363	977,276
MEG Energy Corp. (Canada)(a)		37,849	869,000
Pioneer Natural Resources Co.		7,265	1,907,062

			10,528,958

OIL & GAS REFINING & MARKETING	0.3%
Marathon Petroleum Corp.		8,837	1,780,656
Neste OYJ (Finland)		13,354	361,615
Phillips 66		3,419	558,459

			2,700,730

TOTAL ENERGY			53,786,095

ENVIRONMENTAL SERVICES	0.1%
Cleanaway Waste Management Ltd. (Australia)		661,224	1,172,012

GAS DISTRIBUTION	1.9%
Atmos Energy Corp.		23,646	2,810,800
ENN Energy Holdings Ltd., (H Shares) (China)		256,357	1,975,026
NiSource, Inc.		147,276	4,073,654
Sempra		85,989	6,176,590
Tokyo Gas Co. Ltd. (Japan)		45,400	1,030,482

			16,066,552

INDUSTRIALS	0.3%
GEA Group AG (Germany)		48,873	2,066,357

MARINE PORTS	0.6%
China Merchants Port Holdings Co. Ltd., (H Shares) (China)		548,000	657,440
International Container Terminal Services, Inc. (Philippines)		177,250	1,002,677
Koninklijke Vopak NV (Netherlands)		41,015	1,581,018
Santos Brasil Participacoes SA (Brazil)		843,806	2,240,997

			5,482,132

MATERIALS—PAPER & FOREST PRODUCTS	0.1%
Interfor Corp. (Canada)(a)		74,651	1,166,155

METALS & MINING	4.7%
ALUMINUM	0.2%
Constellium SE(a)		59,347	1,312,162

DIVERSIFIED METALS & MINING	2.5%
Anglo American PLC (South Africa) (GBP)		119,213	2,936,769
BHP Group Ltd. (Australia)		182,895	5,276,255

		Shares	Value
First Quantum Minerals Ltd. (Zambia) (CAD)		93,327	$1,003,168
Freeport-McMoRan, Inc.		88,845	4,177,492
Glencore PLC (Australia) (GBP)		638,741	3,509,331
Ivanhoe Electric, Inc.(a)		170,888	1,674,702
Teck Resources Ltd., Class B (Canada) (USD)		68,858	3,152,319

			21,730,036

GOLD	1.0%
Agnico Eagle Mines Ltd. (Canada)		62,052	3,700,078
Franco-Nevada Corp. (Canada)		14,084	1,678,165
Newmont Corp.		34,514	1,236,982
Wheaton Precious Metals Corp. (Brazil) (CAD)		42,313	1,992,964

			8,608,189

STEEL	1.0%
Cleveland-Cliffs, Inc.(a)		131,487	2,990,014
Nippon Steel Corp. (Japan)		26,119	626,145
POSCO Holdings, Inc. (South Korea)		2,008	627,943
Reliance, Inc.		4,403	1,471,395
Vale SA, ADR (Brazil)		255,905	3,119,482

			8,834,979

TOTAL METALS & MINING			40,485,366

MIDSTREAM	5.6%
Cheniere Energy, Inc.		48,365	7,800,307
DT Midstream, Inc.		9,303	568,413
Enbridge, Inc. (Canada)		171,751	6,206,645
Keyera Corp. (Canada)		74,044	1,907,198
Kinetik Holdings, Inc.		36,637	1,460,717
ONEOK, Inc.		78,426	6,287,413
Pembina Pipeline Corp. (Canada)		101,060	3,566,999
Pembina Pipeline Corp. Subscription Receipt (Canada)		13,433	473,931
Targa Resources Corp.		31,917	3,574,385
TC Energy Corp. (Canada)		249,437	10,024,990
Williams Cos., Inc.		163,870	6,386,014

			48,257,012

RAILWAYS	0.4%
Norfolk Southern Corp.		6,763	1,723,686
Union Pacific Corp.		5,391	1,325,809
West Japan Railway Co. (Japan)		22,800	474,435

			3,523,930

REAL ESTATE	23.6%
DATA CENTERS	2.4%
Digital Core REIT Management Pte. Ltd. (Singapore) (USD)		2,857,400	1,714,440
Digital Realty Trust, Inc.		70,268	10,121,403
Equinix, Inc.		10,637	8,779,035

			20,614,878

DIVERSIFIED	3.9%
CapitaLand Integrated Commercial Trust (Singapore)		354,600	519,984
Charter Hall Group (Australia)		152,598	1,367,307
Cofinimmo SA (Belgium)		103	6,739
Fastighets AB Balder, Class B (Sweden)(a)		245,501	1,804,561
Goodman Group (Australia)		243,732	5,369,973
Ingenia Communities Group (Australia)		648,197	2,209,139
Japan Metropolitan Fund Invest (Japan)		2,566	1,598,453
Land Securities Group PLC (United Kingdom)		155,945	1,295,508
Link REIT (Hong Kong)		244,800	1,052,463
Merlin Properties Socimi SA (Spain)		53,756	578,497
Mitsui Fudosan Co. Ltd. (Japan)		514,500	5,517,841
Nomura Real Estate Holdings, Inc. (Japan)		23,500	661,782
Stockland (Australia)		1,120,873	3,542,522

		Shares	Value
Sumitomo Realty & Development Co. Ltd. (Japan)		109,400	$4,058,597
Sun Hung Kai Properties Ltd. (Hong Kong)		321,000	3,094,386
United Urban Investment Corp. (Japan)		1,507	1,532,087

			34,209,839

HEALTH CARE	2.4%
Aedifica SA (Belgium)		17,380	1,067,836
Healthcare Realty Trust, Inc., Class A		198,697	2,811,562
Healthpeak Properties, Inc.		22,925	429,844
Parkway Life Real Estate Investment Trust (Singapore)		670,900	1,739,048
Welltower, Inc.		154,339	14,421,436

			20,469,726

HOTEL	0.8%
Boyd Gaming Corp.		22,695	1,527,828
Caesars Entertainment, Inc.(a)		10,934	478,253
Host Hotels & Resorts, Inc.		116,426	2,407,690
Invincible Investment Corp. (Japan)		4,222	1,893,736
Sands China Ltd., (H shares) (Hong Kong)(a)		190,400	536,396

			6,843,903

INDUSTRIAL OFFICE	0.1%
LondonMetric Property PLC (United Kingdom)		505,073	1,295,355

INDUSTRIALS	3.5%
Americold Realty Trust, Inc.		52,241	1,301,846
ARGAN SA (France)		3,577	323,774
Catena AB (Sweden)		25,280	1,235,187
Dream Industrial Real Estate Investment Trust (Canada)		231,417	2,251,727
GLP J-Reit (Japan)		2,111	1,768,231
Mitsui Fudosan Logistics Park, Inc. (Japan)		582	1,749,306
Prologis, Inc.		116,470	15,166,723
Segro PLC (United Kingdom)		245,512	2,800,631
Tritax Big Box REIT PLC (United Kingdom)		911,685	1,808,874
VGP NV (Belgium)		4,341	496,897
Warehouses De Pauw CVA (Belgium)		37,790	1,078,767

			29,981,963

OFFICE	0.4%
Daiwa Office Investment Corp. (Japan)		216	840,428
Derwent London PLC (United Kingdom)		18,107	495,469
Highwoods Properties, Inc.		41,862	1,095,947
KDX Realty Investment Corp. (Japan)		1,184	1,258,460

			3,690,304

RESIDENTIAL	4.3%
Advance Residence Investment Corp. (Japan)		387	856,421
Boardwalk Real Estate Investment Trust (Canada)		32,923	1,897,773
Camden Property Trust		28,079	2,762,974
Essex Property Trust, Inc.		13,512	3,307,873
Grainger PLC (United Kingdom)		267,345	869,893
Invitation Homes, Inc.		313,795	11,174,240
LEG Immobilien SE (Germany)(a)		28,396	2,437,935
Mid-America Apartment Communities, Inc.		8,494	1,117,640
Sun Communities, Inc.		33,743	4,338,675
TAG Immobilien AG (Germany)(a)		56,529	773,001

		Shares	Value
UDR, Inc.		135,467	$5,067,820
UNITE Group PLC (United Kingdom)		34,543	426,393
Vonovia SE (Germany)		72,747	2,150,437

			37,181,075

RETAIL	3.0%
Eurocommercial Properties NV (Netherlands)		19,166	437,117
First Capital Real Estate Investment Trust (Canada)		87,131	1,010,541
Frasers Centrepoint Trust (Singapore)		1,066,700	1,730,104
Kimco Realty Corp.		132,408	2,596,521
Klepierre SA (France)		48,354	1,252,001
Realty Income Corp.		142,188	7,692,371
Simon Property Group, Inc.		58,105	9,092,851
Unibail-Rodamco-Westfield (France)(a)		23,948	1,924,804

			25,736,310

SELF STORAGE	1.5%
Big Yellow Group PLC (United Kingdom)		79,346	1,065,559
Extra Space Storage, Inc.		33,276	4,891,572
Public Storage		20,385	5,912,873
Safestore Holdings PLC (United Kingdom)		160,494	1,528,372

			13,398,376

SPECIALTY	1.1%
Iron Mountain, Inc.		53,302	4,275,353
VICI Properties, Inc., Class A		176,917	5,270,358

			9,545,711

TIMBER	0.2%
Weyerhaeuser Co.		41,803	1,501,145

TOTAL REAL ESTATE			204,468,585

TOLL ROADS	1.6%
Eiffage SA (France)		34,575	3,922,225
Transurban Group (Australia)(d)		111,470	967,557
Vinci SA (France)		63,949	8,193,415
Zhejiang Expressway Co. Ltd., (H Shares) (China)		1,049,819	673,331

			13,756,528

TRANSPORT LOGISTICS	0.1%
Qube Holdings Ltd. (Australia)		293,832	652,932

WATER	0.2%
Pennon Group PLC (United Kingdom)		186,674	1,525,578

TOTAL COMMON STOCK (Identified cost—$443,929,176)			505,759,095

EXCHANGE-TRADED FUNDS	3.6%
CORPORATE BONDS	0.6%
SPDR Portfolio Short Term Corporate Bond ETF		157,609	4,692,020

GOLD	3.0%
iShares Gold Trust(a)		185,536	7,794,367
SPDR Gold MiniShares Trust(a)		414,945	18,278,327

			26,072,694

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$24,155,594)			30,764,714

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
UTILITIES
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada) (USD)(e)		10,000	$250,000

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$252,100)			250,000

		Principal Amount**
PREFERRED SECURITIES—OVER-THE-COUNTER	3.0%
BANKING	1.4%
Bank of America Corp., 6.25% to 9/5/24, Series X(e)(f)		750,000	752,728
Bank of America Corp., 6.50% to 10/23/24, Series Z(e)(f)		525,000	526,758
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(e)(f)(g)		800,000	799,903
Charles Schwab Corp., 5.375% to 6/1/25, Series G(e)(f)		280,000	278,762
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(f)		1,200,000	1,206,082
Corestates Capital III, 6.139% (3 Month USD Term SOFR + 0.832%), due 2/15/27 (TruPS)(b)(h)		1,000,000	983,202
Credit Agricole SA, 6.875% to 9/23/24 (France)(b)(e)(f)(g)		400,000	400,007
JPMorgan Chase & Co., 8.818% (3 Month USD Term SOFR + 3.512%), Series Q(f)(h)		450,000	450,350
JPMorgan Chase & Co., 9.348% (3 Month USD Term SOFR + 4.042%), Series S(f)(h)		2,000,000	2,003,524
Lloyds Banking Group PLC, 7.50% to 6/27/24, (United Kingdom)(e)(f)(g)		800,000	795,854
Truist Financial Corp., 6.239% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A (TruPS)(h)		600,000	570,542
Truist Financial Corp., 6.241% (3 Month USD Term SOFR + 0.912%), due 3/15/28 (TruPS)(h)		550,000	519,035
UBS Group AG, 6.875% to 8/7/25, (Switzerland)(e)(f)(g)(i)		600,000	594,698
UBS Group AG, 7.00% to 2/19/25, (Switzerland)(e)(f)(g)(i)		900,000	900,000
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e)(f)		1,875,000	1,875,563

			12,657,008

ENERGY	0.0%
BP Capital Markets PLC, 4.375% to 6/22/25(e)(f)		311,000	305,585

INSURANCE	0.8%
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, (Japan)(b)(e)(f)		800,000	794,734
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(e)		500,000	496,133
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(e)		2,200,000	2,157,031
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b)(e)		3,600,000	3,579,864

			7,027,762

PIPELINES	0.1%
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		650,000	633,187

REAL ESTATE	0.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(e)		1,500,000	1,441,966

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(e)(i)		2,000,000	1,998,051

UTILITIES	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		1,470,000	1,457,320
Sempra, 4.875% to 10/15/25(e)(f)		850,000	833,802

			2,291,122

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$26,188,073)			26,354,681

		Principal Amount**	Value
CORPORATE BONDS	9.8%
BANKING	0.1%
Morgan Stanley, 3.62% to 4/17/24, due 4/17/25(e)		1,015,000	$1,013,876

HEALTH CARE	0.2%
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,478,733

OIL & GAS	0.3%
TotalEnergies Capital International SA, 3.75%, due 4/10/24 (France)		2,885,000	2,883,638

REAL ESTATE	4.0%
American Tower Corp., 2.95%, due 1/15/25		570,000	558,013
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,182,763
AvalonBay Communities, Inc., 2.95%, due 5/11/26, Series GMTN		1,275,000	1,220,405
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	150,411
CubeSmart LP, 3.125%, due 9/1/26		290,000	275,690
Equinix, Inc., 1.25%, due 7/15/25		500,000	473,147
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,012,189
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,469,777
Federal Realty OP LP, 3.25%, due 7/15/27		1,780,000	1,667,516
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,591,655
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,209,892
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	147,212
Kite Realty Group Trust, 4.00%, due 3/15/25		2,137,000	2,098,327
Mid-America Apartments LP, 3.75%, due 6/15/24		1,970,000	1,961,125
NNN REIT, Inc., 3.90%, due 6/15/24		1,226,000	1,220,797
Realty Income Corp., 0.75%, due 3/15/26		500,000	458,569
Realty Income Corp., 3.20%, due 1/15/27		587,000	555,359
Realty Income Corp., 4.625%, due 11/1/25		800,000	792,587
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,136,298
Regency Centers LP, 3.75%, due 6/15/24		1,436,000	1,427,909
Regency Centers LP, 3.90%, due 11/1/25		338,000	327,845
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		1,000,000	985,428
SITE Centers Corp., 3.625%, due 2/1/25		540,000	531,801
SITE Centers Corp., 4.25%, due 2/1/26		1,116,000	1,099,636
Ventas Realty LP, 3.50%, due 4/15/24		2,811,000	2,808,563
Ventas Realty LP, 3.75%, due 5/1/24		500,000	499,154
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,524,218
WP Carey, Inc., 4.60%, due 4/1/24		4,256,000	4,256,000

			34,642,286

SHOPPING CENTER	0.2%
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,478,085

TELECOMMUNICATIONS	0.5%
AT&T, Inc., 4.25%, due 3/1/27		374,000	367,294
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	710,162
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,608,189
Verizon Communications, Inc., 4.125%, due 3/16/27		1,750,000	1,713,311

			4,398,956

UTILITIES	4.5%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,731,098
American Electric Power Co., Inc., 5.699%, due 8/15/25		1,800,000	1,804,375
Dominion Energy, Inc., 3.071%, due 8/15/24		5,476,000	5,417,433
DTE Energy Co., 4.22%, due 11/1/24		2,439,000	2,416,883
DTE Energy Co., 2.529%, due 10/1/24, Series C		2,817,000	2,771,555
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,399,671
Emera U.S. Finance LP, 0.833%, due 6/15/24 (Canada)		1,555,000	1,537,307

		Principal Amount**	Value
Enel Finance International NV, 4.25%, due 6/15/25 (Italy)(b)		1,250,000	$1,230,707
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(b)		800,000	816,325
NextEra Energy Capital Holdings, Inc., 4.20%, due 6/20/24		5,058,000	5,040,865
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,617,911
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		2,050,000	2,058,446
Sempra, 3.30%, due 4/1/25		490,000	479,542
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,105,117
Southern Co., 4.475%, due 8/1/24		6,040,000	6,010,567
Southern Power Co., 0.90%, due 1/15/26		750,000	694,242
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,471,933
WEC Energy Group, Inc., 5.60%, due 9/12/26		960,000	971,322

			38,575,299

TOTAL CORPORATE BONDS (Identified cost—$84,650,146)			84,470,873

		Shares
SHORT-TERM INVESTMENTS	23.6%
MONEY MARKET FUNDS	1.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(j)		11,261,020	11,261,020
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(j)		4,541,507	4,541,507

			15,802,527

		Principal Amount**
U.S. TREASURY BILLS	21.8%
U.S. Treasury Bills, 5.353%, due 4/18/24(k)		44,138,000	44,010,233
U.S. Treasury Bills, 5.342%, due 4/25/24(k)(l)		30,324,000	30,205,736
U.S. Treasury Bills, 5.344%, due 4/25/24(k)(l)		32,352,000	32,225,774
U.S. Treasury Bills, 5.346%, due 5/2/24(k)		13,074,000	13,009,737
U.S. Treasury Bills, 5.358%, due 5/16/24(k)		18,200,000	18,073,437
U.S. Treasury Bills, 5.359%, due 5/16/24(k)		4,000,000	3,972,179
U.S. Treasury Bills, 5.362%, due 5/30/24(k)		2,930,000	2,904,754
U.S. Treasury Bills, 5.373%, due 6/20/24(k)		31,493,000	31,128,276
U.S. Treasury Bills, 5.375%, due 6/20/24(k)		12,901,000	12,751,592

			188,281,718

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$204,144,161)			204,084,245

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$783,319,250)	98.4%		851,683,608
WRITTEN OPTION CONTRACTS (Premiums received—$6,798)	(0.0)		(9,610)
OTHER ASSETS IN EXCESS OF LIABILITIES(m)	1.6		13,843,544

NET ASSETS	100.0%		$865,517,542

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(n)	Premiums Received	Value
Call — Corteva, Inc.	$60.00	5/17/24	(62)	$(357,554)	$(6,798)	$(9,610)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canada Dollar
ETF	Exchange-Traded Fund
GBP	British Pound
GMTN	Global Medium Term Note
NOK	Norway Krone
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Consolidated Schedule of Investments.
**	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $23,229,482 which represents 2.7% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $216,323 in aggregate has been pledged as collateral.
(d)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,490,462 or 0.4% of the net assets of the Fund.

(h)	Variable rate. Rate shown is in effect at March 28, 2024.
(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,492,749 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(j)	Rate quoted represents the annualized seven-day yield.
(k)	The rate shown is the effective yield on the date of purchase.
(l)	All or a portion of this security has been pledged as collateral for futures contracts. $24,046,830 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(m)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 28, 2024.
(n)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	217	May 13, 2024	$12,200,906	$12,591,317	$390,411
Aluminum HG LME	157	August 19, 2024	9,037,442	9,280,074	242,632
Aluminum HG LME	158	November 18, 2024	9,104,532	9,511,008	406,476
Brent Crude Oil(a)	280	May 31, 2024	22,645,979	24,122,000	1,476,021
Brent Crude Oil(a)	55	June 28, 2024	4,412,135	4,694,250	282,115
Cattle Feeder(a)	4	May 23, 2024	517,404	497,400	(20,004)
Coffee C	71	July 19, 2024	4,871,257	5,006,831	135,574
Copper	174	May 29, 2024	16,774,246	17,430,450	656,204
Corn	537	July 12, 2024	13,211,475	12,203,325	(1,008,150)
Corn	75	December 13, 2024	1,789,883	1,791,563	1,680
Cotton No.2	87	May 08, 2024	4,100,440	3,975,030	(125,410)
Gasoline RBOB	51	April 30, 2024	5,300,605	5,827,525	526,920
Gasoline RBOB	16	September 30, 2024	1,381,490	1,554,134	172,644
Gold 100 oz	158	October 29, 2024	33,239,432	36,001,880	2,762,448
KC HRW Wheat	130	May 14, 2024	3,703,392	3,804,125	100,733
Lead LME	41	April 15, 2024	2,145,062	2,082,718	(62,344)
Lead LME	52	May 13, 2024	2,681,690	2,659,267	(22,423)
Lean Hogs(a)	170	October 14, 2024	5,742,878	5,970,400	227,522
Live Cattle	150	June 28, 2024	10,935,954	10,815,000	(120,954)
Low Sulphur Gasoil	95	May 10, 2024	7,373,371	7,676,000	302,629
Natural Gas	339	April 26, 2024	6,567,467	5,976,570	(590,897)
Natural Gas	249	August 28, 2024	5,952,177	6,068,130	115,953
Nickel LME	12	May 13, 2024	1,199,582	1,199,675	93
Nickel LME	64	June 17, 2024	6,334,502	6,428,283	93,781
NY Harbor ULSD	51	April 30, 2024	5,608,791	5,617,823	9,032
Platinum	16	July 29, 2024	734,239	736,880	2,641
Silver	103	May 29, 2024	12,288,247	12,831,740	543,493
Soybean	209	July 12, 2024	14,094,555	12,594,862	(1,499,693)
Soybean Meal	213	July 12, 2024	7,725,765	7,263,300	(462,465)
Soybean Oil	260	July 12, 2024	7,739,750	7,562,880	(176,870)
Sugar #11 (World)	24	April 30, 2024	597,587	605,338	7,751
Sugar #11 (World)	268	June 28, 2024	6,200,500	6,648,544	448,044
Wheat	201	May 14, 2024	5,538,916	5,630,513	91,597
WTI Crude Oil	292	April 22, 2024	21,542,098	24,285,640	2,743,542
WTI Crude Oil	55	August 20, 2024	3,956,618	4,404,950	448,332
Zinc LME	168	April 15, 2024	10,533,246	10,095,456	(437,790)
Zinc LME	37	May 13, 2024	2,241,064	2,239,138	(1,926)
Zinc LME	85	June 17, 2024	5,178,162	5,174,736	(3,426)
Zinc LME	85	July 15, 2024	5,168,806	5,200,746	31,940
Zinc LME	84	November 18, 2024	5,219,821	5,200,461	(19,360)

			$305,591,466	$313,259,962	$7,668,496

SHORT FUTURES OUTSTANDING
Aluminum HG LME	174	May 13, 2024	(9,988,343)	(10,096,263)	(107,920)
Aluminum HG LME	157	August 19, 2024	(8,875,161)	(9,280,074)	(404,913)
Brent Crude Oil(a)	99	October 31, 2024	(7,646,641)	(8,162,550)	(515,909)
Coffee C	4	May 20, 2024	(284,037)	(283,275)	762

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	16	September 18, 2024	$(1,097,526)	$(1,125,600)	$(28,074)
Cotton No.2	67	December 06, 2024	(2,805,861)	(2,813,665)	(7,804)
Gold 100 oz	20	June 26, 2024	(4,329,818)	(4,476,800)	(146,982)
Lead LME	41	April 15, 2024	(2,172,201)	(2,082,718)	89,483
Lead LME	40	May 13, 2024	(2,079,151)	(2,045,590)	33,561
Lean Hogs(a)	39	June 14, 2024	(1,459,315)	(1,582,620)	(123,305)
Lean Hogs(a)	55	August 14, 2024	(2,169,714)	(2,270,400)	(100,686)
Natural Gas	39	December 27, 2024	(1,456,866)	(1,453,530)	3,336
Nickel LME	16	May 13, 2024	(1,623,426)	(1,599,566)	23,860
Nickel LME	9	June 17, 2024	(935,663)	(903,977)	31,686
Soybean	28	November 14, 2024	(1,656,428)	(1,660,750)	(4,322)
Soybean Meal	67	May 14, 2024	(2,350,394)	(2,262,590)	87,804
Soybean Meal	32	August 14, 2024	(1,092,139)	(1,093,760)	(1,621)
WTI Crude Oil	103	November 20, 2024	(7,493,303)	(8,017,520)	(524,217)
Zinc LME	168	April 15, 2024	(10,384,836)	(10,095,456)	289,380
Zinc LME	1	May 13, 2024	(61,253)	(60,517)	736
Zinc LME	85	June 17, 2024	(5,342,188)	(5,174,737)	167,451
Zinc LME	85	July 15, 2024	(5,229,069)	(5,200,746)	28,323
Zinc LME	1	November 18, 2024	(63,959)	(61,910)	2,049

			$(80,597,292)	$(81,804,614)	$(1,207,322)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Country Summary	% of Net Assets
United States	44.9
Canada	6.4
Japan	3.8
United Kingdom	3.2
Australia	2.9
France	2.9
Netherlands	1.7
Brazil	1.3
Spain	1.2
Germany	1.1
Hong Kong	1.0
Norway	0.7
Singapore	0.7
Italy	0.5
Other (includes short-term investments)	27.7

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$505,759,095	$—	$—	$505,759,095
Exchange-Traded Funds	30,764,714	—	—	30,764,714
Preferred Securities—Exchange-Traded	250,000	—	—	250,000
Preferred Securities—Over-the-Counter	—	26,354,681	—	26,354,681
Corporate Bonds	—	84,470,873	—	84,470,873
Short-Term Investments	—	204,084,245	—	204,084,245

Total Investments in Securities(a)	$536,773,809	$314,909,799	$—	$851,683,608

Futures Contracts	$12,978,639	$—	$—	$12,978,639

Total Derivative Assets(a)	$12,978,639	$—	$—	$12,978,639

Futures Contracts	$(6,517,465)	$—	$—	$(6,517,465)
Written Option Contracts	(9,610)	—	—	(9,610)

Total Derivative Liabilities(a)	$(6,527,075)	$—	$—	$(6,527,075)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 3. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the monthly average volume of the Fund’s option contracts and futures contracts activity for the three months ended March 28, 2024:

Written Option Contracts
Average Notional Amount(a)(b)	$357,554

Futures Contracts(b)
Average Notional Amount—Long	$319,677,175
Average Notional Amount—Short	(99,761,277)

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts and futures contracts outstanding at month-end. For the period, this represents one month for written option contracts and three months for futures contracts.